Eaton Vance Risk-Managed Equity Option Fund

EATON VANCE RISK-MANAGED EQUITY OPTION FUND
Supplement to Summary Prospectus dated April 1, 2014

The following changes are effective October 31, 2014:

1.  The name of the Fund is changed to Eaton Vance Hedged Stock Fund.

2.  The following replaces “Fees and Expenses of the Fund”:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 14 of the Fund's Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a
Other Expenses	0.69%	0.69%	0.69%
Total Annual Fund Operating Expenses	1.84%	2.59%	1.59%
Expense Reimbursement(1)	(0.69)%	(0.69)%	(0.69)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.15%	1.90%	0.90%

(1)

The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.15% for Class A shares, 1.90% for Class C shares and 0.90% for Class I shares.  This expense reimbursement will continue through March 31, 2015.  Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the investment adviser and administrator during the Fund’s current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$685	$1,057	$1,453	$2,556	$685	$1,057	$1,453	$2,556
Class C shares	$293	$740	$1,314	$2,873	$193	$740	$1,314	$2,873
Class I shares	$92	$434	$800	$1,831	$92	$434	$800	$1,831

3.  The following replaces “Principal Investment Strategies”:

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of common stocks (the “80% Policy”).  The Fund generally intends to maintain investments in all or substantially all of the market sectors represented in the S&P 500 Index. Particular stocks owned will not mirror the S&P 500 Index. The Fund may invest up to 25% of its assets in foreign securities located in developed or emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also invest in other pooled investment vehicles and may lend its securities.

The Fund intends to write (sell) call options and purchase put options on one or more broad-based U.S. stock indices, including put options on exchange-traded funds (“ETFs”) that replicate such indices. The Fund generally intends to write index call options above the current value of the applicable index to seek to generate premium income and to purchase index put options below the current value of the applicable index to seek to reduce the Fund’s exposure to market risk and volatility.  The Fund may also write (sell) put options on individual stocks deemed attractive for purchase at prices at or above the exercise price of the put options written. As a result of the Fund’s option strategy, the derivatives risk described below may be more significant for the Fund.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices or as a substitute for the purchase or sale of securities or currencies.  Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements; and covered short sales.

The portfolio manager utilizes information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. Investment decisions are made primarily on the basis of fundamental research, which involves consideration of the various company-specific and general business, economic and market factors that may influence the future performance of individual companies and investments therein. In selecting companies for investment, the portfolio manager looks for companies with significant market share, strong recurring sales growth and product entries, strong balance sheets and financial flexibility, among other factors. The portfolio manager will normally consider selling or trimming securities when he believes such securities have become overvalued, when fundamentals deteriorate or when he identifies other securities that may result in a better opportunity.

4.  “Tax-Managed Investing Risk.” is deleted under “Principal Risks”.

5.  The following replaces “Management”:

Management

Investment Adviser.  Eaton Vance Management (“Eaton Vance”).

Portfolio Manager.  The Fund is managed by Charles B. Gaffney, Vice President of Eaton Vance, who has managed the Fund since October 2014.

October 7, 2014                                                                                                            16447  10.7.14

Shareholder Fees Eaton Vance Risk-Managed Equity Option Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses Eaton Vance Risk-Managed Equity Option Fund	Class A	Class C	Class I
Management Fees	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.69%	0.69%	0.69%
Total Annual Fund Operating Expenses	1.84%	2.59%	1.59%
Expense Reimbursement	(0.69%)	(0.69%)	(0.69%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.15%	1.90%	0.90%

Expense Example Eaton Vance Risk-Managed Equity Option Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	685	1,057	1,453	2,556
Class C	293	740	1,314	2,873
Class I	92	434	800	1,831

Expense Example, No Redemption Eaton Vance Risk-Managed Equity Option Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	685	1,057	1,453	2,556
Class C	193	740	1,314	2,873
Class I	92	434	800	1,831